Share capital and share-based payments - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 07, 2021	Nov. 05, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's granted under tranche two			617,187
Share-based compensation			$ 1,059	$ 668
Cash dividend declared per common share		$ 0.03
Dividend paid, common shares	$ 4,903			$ 0
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of maximum number of common shares authorized for issue			5.00%
Fair value of RSU's granted under tranche two			$ 3.95
Weighted average fair value of RSUs exercised under tranche two			1.81	$ 2.60
Weighted average fair value of RSUs forfeited under tranche two			2.17	1.88
Weighted average fair value of RSUs outstanding under tranche two			$ 2.63	$ 1.57